Total Invested Assets and Related Net Investment Income - Cash, Cash Equivalents and Short-term Securities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement [Abstract]
Cash	$ 3,068	$ 2,297
Cash equivalents	6,310	5,529
Short-term securities	1,841	4,452
Cash, cash equivalents and short-term securities	11,219	12,278
Less: Bank overdraft, recorded in Other liabilities	6	133
Net cash, cash equivalents and short-term securities	$ 11,213	$ 12,145